EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Earnings per share [abstract]
Net income	$ 694	$ 622	$ 1,524	$ 1,285
Net income - diluted	694	622	1,524	1,285
Net income attributable to non-controlling interests - basic	(283)	(265)	(575)	(528)	$ (1,290)
Net income attributable to non-controlling interests - diluted	(283)	(265)	(575)	(528)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	411	357	949	757
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 411	$ 357	$ 949	$ 757
Weighted average shares outstanding - Basic (in shares)	1,779	1,778	1,779	1,778
Weighted average shares outstanding - Diluted (in shares)	1,779	1,778	1,779	1,778
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.23	$ 0.20	$ 0.53	$ 0.43
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.23	$ 0.20	$ 0.53	$ 0.43